Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 14, 2014	Jun. 11, 2013
Document and Entity Information
Entity Registrant Name	ClubCorp Holdings, Inc.
Entity Central Index Key	0001577095
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		64,005,205
Trading Symbol	MYCC
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Public Float			$ 0